Property, Plant and Equipment - Property Plant and Equipment (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 512,065	R$ 689,451	R$ 689,451	R$ 694,453
Landfills - land and implementation of cells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate p.a.%	8.35%	8.00%
Property, plant and equipment	R$ 233,559	R$ 282,655
Waste Sorting Machine (Tyrannosaurus) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,789
Turbines and Energy Generators [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 4,855